LEGG MASON VALUE TRUST, INC.
                    LEGG MASON SPECIAL INVESTMENT TRUST, INC.

                Supplement to the Prospectus dated August 1, 2006


         On November 20, 2006 Legg Mason Value Trust and Legg Mason Special Investment Trust (each "a Fund") began to offer Class R shares in addition to Primary Class, Financial Intermediary Class and Institutional Class shares. Each share class of a Fund is invested in the same portfolio of securities. Therefore, annual total returns for Class R shares would differ from those of a Fund's Primary Class shares only to the extent that they would pay lower expenses, and therefore would generally be expected to have higher returns than Primary Class shares. The following information supplements the Funds' prospectus to include Class R shares.


1.       The following classes of investors may purchase Class R shares:

         Retirement Plans with accounts held on the books of a Fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary). "Retirement Plans" include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, defined benefit pension plans, profit sharing plans, nonqualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodian accounts, Keogh plans or
Section 529 college savings accounts. Class R shares are also not available to retail non-retirement accounts, SEPs, SARSEPs or SIMPLE IRAs.

            For questions regarding your eligibility to invest in Class R shares, call 1-888-425-6432 or contact your financial intermediary. You may be required to provide appropriate documentation confirming your eligibility to invest in this share class.


2.       Fees and Expenses of Class R shares:

                                Shareholder Fees
                    (fees paid directly from your investment)

------------------------------------------------------------- ------------------ -----------------
                                                                    Value            Special
Class R Shares of:                                                  Trust        Investment Trust
------------------------------------------------------------- ------------------ -----------------
Sales Charge (Load) Imposed on Purchases                            None               None
------------------------------------------------------------- ------------------ -----------------
Sales Charge (Load) Imposed on Reinvested Dividends                 None               None
------------------------------------------------------------- ------------------ -----------------
Redemption Fee                                                      None               None
------------------------------------------------------------- ------------------ -----------------

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------- --------------------------- ---------------------------
                                                              Value                      Special
Class R Shares of:                                            Trust                     Investment
                                                                                          Trust
--------------------------------------------------- --------------------------- ---------------------------
Management Fees                                               0.66%                       0.68%
--------------------------------------------------- --------------------------- ---------------------------
Distribution and/or Service (12b-1) Fees (a)                  0.50%                       0.50%
--------------------------------------------------- --------------------------- ---------------------------
Other Expenses (b)                                            0.11%                       0.06%
=================================================== =========================== ===========================
Total Annual Fund Operating Expenses                          1.27%                       1.24%
--------------------------------------------------- --------------------------- ---------------------------


(a) The 12b-1 fees shown in the table reflect the amount at which the Board of Directors has currently limited payments under each Fund's Class R Distribution Plan. Pursuant to each Distribution Plan, the Board of Directors may authorize payment of up to 0.75% of a Fund's Class R shares average net assets without shareholder approval.

(b) "Other expenses" are projected for the current fiscal year; actual expenses may vary.


         Example:

         This example helps you compare the cost of investing in Class R shares of a Fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in Class R shares of a Fund, assuming (1) a 5% return each year, (2) Class R shares operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

-------------------------------------- ---------------- ----------------- ---------------- ------------------
         Class R Shares of:                1 Year           3 Years           5 Years          10 Years
-------------------------------------- ---------------- ----------------- ---------------- ------------------
Value Trust                                 $129              $403             $697             $1,534
-------------------------------------- ---------------- ----------------- ---------------- ------------------
Special Investment Trust                    $126              $393             $681             $1,500
-------------------------------------- ---------------- ----------------- ---------------- ------------------


3.       Distribution Plan:

         Each Fund has adopted a plan under Rule 12b-1 with respect to its Class R shares that allows it to pay fees for the sale of its shares and for services provided to Class R shareholders. These fees are calculated daily and paid monthly. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         For Class R shares, each plan authorizes each Fund to pay Legg Mason Investor Services, LLC an annual distribution and service (12b-1) fee in an amount up to 0.75% of the Fund's average daily net assets attributable to Class R shares. However, each Fund's Board of Directors has currently approved payment of 0.50% of each Fund's average daily net assets attributable to Class R shares under the plans.

         Each Fund's adviser and its affiliates may pay non-affiliated entities out of their own assets to support the distribution of Class R shares, and for shareholder servicing. These payments may create an incentive for a dealer (or other entity) or its representatives to recommend or offer Class R shares of the Funds to its customers.


4.       Purchasing Class R Shares:

         The information under the section "How to Invest - Purchasing Institutional Class and Financial Intermediary Class Shares" beginning on page 45 of the Prospectus is applicable to Class R shares. Eligible shareholders should follow these instructions when purchasing Class R shares.

         You may call the Funds at 1-888-425-6432 regarding holding Class R shares directly with a Fund.


5.       Redeeming Class R Shares:

         The information under the section "How to Redeem Your Shares - Institutional Class and Financial Intermediary Class Shareholders" beginning on page 49 of the Prospectus is applicable to Class R shares. Class R shareholders should follow these instructions to redeem their shares.

6.       Confirmations and Account Statements:

         Class R shareholders will receive account statements monthly.

7.       Exchange Privilege:

         Class R shares of a Fund may be exchanged for Class R shares of any other Legg Mason Fund, provided the investor meets the eligibility criteria of Class R of that Fund. (Legg Mason Funds do not include Legg Mason Partners Funds.) You can request an exchange in writing (including by Fax).

8.       Mailing of Shareholder Communications:

         If two or more members of your household are Legg Mason fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the Fund per the instructions below.

           ---------------------------- ----------------------------------------
           Class R Shareholders         Call 1-888-425-6432 or write to Legg
                                        Mason Investor Services - Institutional,
                                        c/o Boston Financial Data Services, P.O.
                                        Box 8037, Boston, MA 02206-8037.
           ---------------------------- ----------------------------------------


9.       Financial Highlights:

         Class R shares of the Funds have not yet commenced operations as of the date of this Supplement, and therefore have no financial highlights to report.


10. To request the SAI or any reports to shareholders, or to obtain more information on Class R shares contact:

                  Legg Mason Investor Services - Institutional
                       c/o Boston Financial Data Services
                                  P.O. Box 8037
                        Boston, Massachusetts 02206-8037
                                 1-888-425-6432
                          www.lminstitutionalfunds.com






 This supplement should be retained with your Prospectus for future reference.

                   This supplement is dated November 20, 2006.






LMF-001
08/2006 (SUPP B)